Summary of significant accounting policies (Details Textual) $ in Millions	3 Months Ended								12 Months Ended
	Dec. 31, 2015 USD ($)	Sep. 30, 2015 USD ($)	Jun. 30, 2015 USD ($)	Mar. 31, 2015 USD ($)	Dec. 31, 2014 USD ($)	Sep. 30, 2014 USD ($)	Jun. 30, 2014 USD ($)	Mar. 31, 2014 USD ($)	Dec. 31, 2015 USD ($) segment	Dec. 31, 2014 USD ($)	Dec. 31, 2013 USD ($)
Accounting Policies [Abstract]
Number of business segment | segment									1
Revenue from External Customer [Line Items]
Product sales	$ 5,329	$ 5,516	$ 5,225	$ 4,874	$ 5,174	$ 4,848	$ 4,949	$ 4,356	$ 20,944	$ 19,327	$ 18,192
Other current assets	1,703				2,492				1,703	2,492
Long-term deferred tax liabilities	2,239				3,461				2,239	3,461
Other noncurrent assets	1,599				1,467				1,599	1,467
Accounting Standards Update 2015-03 [Member] | Other Current Assets [Member]
Revenue from External Customer [Line Items]
Change in balances resulting from adoption of new standard	3				2				3	2
Accounting Standards Update 2015-03 [Member] | Other Assets [Member]
Revenue from External Customer [Line Items]
Change in balances resulting from adoption of new standard	(124)				(125)				(124)	(125)
Accounting Standards Update 2015-03 [Member] | Short-term Debt [Member]
Revenue from External Customer [Line Items]
Change in balances resulting from adoption of new standard	3				2				3	2
Accounting Standards Update 2015-03 [Member] | Long-term Debt [Member]
Revenue from External Customer [Line Items]
Change in balances resulting from adoption of new standard	$ (124)				(125)				(124)	(125)
Restatement adjustment [Member]
Revenue from External Customer [Line Items]
Other current assets					660					660
Long-term deferred tax liabilities					620					620
Other noncurrent assets					$ 40					40
NEUPOGEN [Member]
Revenue from External Customer [Line Items]
Product sales									$ 1,049	$ 1,159	1,398
NEUPOGEN [Member] | U.S. federal government stockpiles [Member]
Revenue from External Customer [Line Items]
Product sales											$ 155